Taxes - Schedule of Domestic Tax Rate (Detail)		12 Months Ended
	Oct. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	8.00%	30.00%	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects		(2.20%)	(4.00%)	(5.70%)
Annual inflation tax adjustment		0.20%	(1.20%)	0.50%
Difference between statutory income tax rates		0.90%	1.80%	1.20%
Repatriation of capital benefit decree				(22.60%)
Non-deductible expenses		4.50%	3.20%	2.60%
Non-taxable income		(1.00%)	(0.50%)
Effect of changes in Argentina tax law		(0.30%)	(0.90%)
Income tax credits				(2.00%)
Venezuela deconsolidation effect				28.60%
Others		0.30%	1.80%	(4.10%)
Total		32.40%	30.20%	28.60%